Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 16, 2024
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 16, 2024
Document Effective Date	Apr. 26, 2024
Prospectus Date	May 01, 2024
Innovator International Developed Power Buffer ETF - May | Innovator International Developed Power Buffer ETF - May
Prospectus:
Trading Symbol	IMAY